Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Detail) ¥ in Billions	Mar. 31, 2016 JPY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 1,233
2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	865
2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4
2022 and Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 364